MERITZ INVESTMENT (Tables)	6 Months Ended
Jun. 30, 2025
MERITZ INVESTMENT
Schedule of movement of put option liabilities

Meritz put option
US$

Balance as of December 31, 2024	309,115
Change in fair values	54,406
Balance as of June 30, 2025	363,521
Including:
- Current portion	—
- Non-current portion	363,521

Meritz put option
MERITZ INVESTMENT
Schedule of assumption used for fair value of the put option liabilities using the scenario-weighted average method with binominal model

As of June 30, 2025

Risk‑free interest rate	3.81%
Expected volatility	59.02%
Expected dividend yield	0.00%
Remaining term	1.64 years